Property and Equipment, and Prepayment for Asset Acquisition - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 16,215,506	$ 3,852,827
Less: accumulated depreciation	(3,380,097)	(3,341,739)
Property and equipment, net	12,835,409	511,088
Land [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	12,685,667	338,966
Buildings and leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	2,224,082	2,219,244
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,135,602	1,131,169
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 170,155	$ 163,448